PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2012
PRC CONTRIBUTION AND PROFIT APPROPRIATION
Schedule of balance of appropriations to the general reserve fund, statutory surplus reserve and education development reserve
	As of December 31,
	2011	2012
	RMB	RMB

General and statutory surplus reserve	99,000	95,436
Education development reserve	23,199	20,970
Total	122,199	116,406